INCOME TAXES - Summary of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Allowance and reserves	$ 2,064	$ 2,432
Net operating loss carryforward	167,030	168,691
Tax credit carryforwards	5,541	6,093
Property, plant and equipment	261	310
Accrued warranties	13	13
Other	13,059	13,624
Total deferred tax assets	187,968	191,163
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(83)	(87)
Prepaid expense	(43)	(41)
Total deferred tax liabilities	(126)	(128)
Total net deferred tax assets	187,842	191,035
Less: Valuation allowance	(187,291)	(190,198)
Total net deferred tax assets	$ 551	$ 837